Intangible assets - Schedule of Intangible Assets (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Intangible Asset, Finite-Lived [Line Items]
Total Intangible assets	$ 0	$ 155,000
Net intangible assets	0	151,771
Website Domains [Member]
Intangible Asset, Finite-Lived [Line Items]
Website Domains	0	155,000
Accumulated Amortization Website Domains [Member]
Intangible Asset, Finite-Lived [Line Items]
Accumulated Amortization – website domains	$ 0	$ (3,229)